FINANCIAL RISK MANAGEMENT - Sensitivity analysis (Details) - Foreign exchange risk Rp in Billions	Dec. 31, 2017 IDR (Rp)
USD
FINANCIAL RISK MANAGEMENT
Increase in percent (as a percent)	1.00%
Equity change	Rp (6)
Net income change	Rp 6
Yen
FINANCIAL RISK MANAGEMENT
Increase in percent (as a percent)	5.00%
Equity change	Rp (33)
Net income change	Rp 33